Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share
7. Earnings per share
	2020	2019	2018

Net income attributable to shareholders of Novartis AG (USD millions)

- Continuing operations	8 072	7 142	12 797

- Discontinued operations		4 590	– 186

Total	8 072	11 732	12 611

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	2 277	2 291	2 319

Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	19	28	25

Weighted average number of shares in diluted earnings per share	2 296	2 319	2 344

Basic earnings per share (USD)
- Continuing operations	3.55	3.12	5.52

- Discontinued operations		2.00	– 0.08

Total	3.55	5.12	5.44

Diluted earnings per share (USD)
- Continuing operations	3.52	3.08	5.46

- Discontinued operations		1.98	– 0.08

Total	3.52	5.06	5.38

Basic earnings per share (EPS) is calculated by dividing net income attributable to shareholders of Novartis AG by the weighted average number of shares outstanding in a reporting period. This calculation excludes the average number of issued shares purchased by the Group and held as treasury shares.
For diluted EPS, the weighted average number of shares outstanding is adjusted to assume the vesting of all restricted shares, restricted share units, and the conversion of all potentially dilutive shares arising from options on Novartis shares that have been issued.
No options were excluded from the calculation of diluted EPS in 2020, 2019 or 2018, as all options were dilutive in all years.